Consolidated statement of cash flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Receipts from customers (inclusive of consumption tax)	$ 3,614,719	$ 4,714,808
Payments to suppliers and employees (inclusive of consumption tax)	(25,563,631)	(25,554,506)
Interest received	920,524	244,514
Payment of borrowing costs	(1,902,628)	(943,574)
Government grants received	768,803	396,734
Net cash outflow from operating activities	(22,162,213)	(21,142,024)
Cash flows from investing activities
Payments for exploration assets	(12,833)	(5,071)
Proceeds from release of escrow funds		8,465,710
Payments for escrow funds	(925,221)	(755,403)
Payments for security deposits		(888,381)
Government grants received	1,055,431
Payments for property, plant and equipment	(9,485,342)	(13,200,358)
Net cash outflow from investing activities	(9,367,965)	(6,383,503)
Cash flows from financing activities
Payment of share issue expenses	(9,777)	(4,201)
Proceeds from convertible loan note issues		30,000,000
Payment of convertible notes issue expenses		(47,338)
Proceeds from exercise of options	10,976	51,537
Payment of withholding tax - Performance Rights	(95,799)	(49,499)
Proceeds from borrowings		753,768
Principal elements of lease repayments	(160,344)	(170,896)
Repayment of borrowings	(662,420)	(518,025)
Net cash inflow from financing activities	(917,364)	30,015,346
Net increase/(decrease) in cash and cash equivalents	(32,447,542)	2,489,819
Effects of foreign currency	866,570	(2,453,909)
Cash and cash equivalents at the beginning of the year	78,713,885	99,039,172
Cash and cash equivalents at the end of the year	$ 47,132,913	$ 99,075,082